PROPERTY, PLANT AND EQUIPMENT - Right-of-use asset (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Right-of-use asset
Gross Amount	$ 40,498,400	$ 37,380,774
Depreciation	(8,254,568)
Interest expense for lease liabilities	2,282,221
Buildings
Right-of-use asset
Gross Amount	1,454,555
Depreciation	(294,791)
Plant and equipment
Right-of-use asset
Gross Amount	28,109,470
Depreciation	(4,856,397)
Information technology equipment
Right-of-use asset
Gross Amount	283,473
Depreciation	(69,209)
Motor vehicles
Right-of-use asset
Gross Amount	5,198,413
Depreciation	(1,776,055)
Other Property, plant and equipment
Right-of-use asset
Gross Amount	5,452,489
Depreciation	$ (1,258,116)